Holmes Master Issuer plc 2007-1
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 09 April 2009 to 08 May 2009

All values are in thousands of pounds sterling unless otherwise stated
Mortgage Asset Analysis

Analysis of Mortgage Trust Movements
	Current Period
	Number	£000's
Brought Forward	529,671	54,968,548
Replenishment	9,310	1,355,475
Repurchased	(4,864)	(608,203)
Redemptions	(4,772)	(530,026)
Losses	(42)	(1,603)
Capitalised Interest	0	2,757	( * see below )
Other Movements	0	0
Carried Forward	529,303	55,186,948

* Capitalised interest refers to interest due met from amounts standing to the credit of overpayment facilities on flexible loans

	Cumulative
	Number	£000's
Brought Forward	115,191	6,399,214
Replenishment	1,876,266	176,465,221
Repurchased	(613,404)	(53,698,735)
Redemptions	(850,975)	(74,255,035)
Losses	(767)	(21,369)
Capitalised Interest	0	297,652	( * see above )
Other Movements	0	0
Carried Forward	529,303	55,186,948

Holmes Master Issuer plc 2007-1
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 09 April 2009 to 08 May 2009

All values are in thousands of pounds sterling unless otherwise stated

Prepayment Rates
	Trust Payment Rate (CPR) - Redemptions	Annualised Trust Payment Rate (CPR)
1 Month	0.96%	10.98%
3 Month	2.38%	9.20%
12 Month	18.29%	18.29%

	Trust Payment Rate (CPR) - Repurchases	Annualised Trust Payment Rate (CPR)
1 Month	1.11%	11.23%
3 Month	4.09%	14.28%
12 Month	13.87%	13.87%

	Trust Payment Rate (CPR) - Redemptions and Repurchases	Annualised Trust Payment Rate (CPR)
1 Month	2.07%	22.20%
3 Month	6.47%	23.48%
12 Month	32.16%	32.16%

Asset Profiles
Weighted Average Seasoning	39.11	months
Weighted Average Loan size	£104,263.43
Weighted Average LTV	67.14%	*** (see below)
Weighted Average Indexed LTV (Halifax)*ax HPI)	66.80%		Original Loan and Indexed Original Valuation	73.46%
Weighted Average Indexed LTV (Nationwide)*onwide HPI)	64.69%		Original Loan and Indexed Original Valuation	71.55%
Weighted Average Remaining Term	17.66	Years

Product Type Analysis	£000's	%
Variable Rate	13,951,260	25.28%
Fixed Rate	24,933,463	45.18%
Tracker Rate	16,302,224	29.54%
	55,186,948	100.00%

As at 08 May 2009 approximately 16.35% of the loans were flexible loans
* These figures have been calculated on a new and improved valuation basis as per the Special Schedule issued along with the February, 2009 report.

Holmes Master Issuer plc 2007-1
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 09 April 2009 to 08 May 2009

All values are in thousands of pounds sterling unless otherwise stated

Repayment Method Analysis	£000's	%
Endowment	4,006,572	7.26%
Interest Only	23,007,439	41.69%
Repayment	28,172,937	51.05%
	55,186,948	100.00%

As at 08 May 2009 approximately 35.40% of the loans were written under Abbey's policy of non-income verification

Loan Purpose Analysis	£000's	%
Purchase	29,193,895	52.90%
Remortgage	25,993,053	47.10%
	55,186,948	100.00%

Mortgage Standard Variable Rate
Effective Date	Rate
01 April 2009	4.24%
01 February 2009	4.69%
01 January 2009	4.94%
01 December 2008	5.44%

Geographic Analysis
Region	Number	£000's	%
East Anglia	19,621	1,841,769	3.34%
East Midlands	27,872	2,431,797	4.41%
Greater London	92,289	12,826,215	23.24%
North	20,732	1,516,427	2.75%
North West	61,191	5,045,566	9.14%
Scotland	31,415	2,349,083	4.26%
South East	142,797	17,287,267	31.32%
South West	43,474	4,477,595	8.11%
Wales	24,487	1,935,512	3.51%
West Midlands	32,156	2,817,797	5.11%
Yorkshire and Humberside	32,843	2,613,769	4.74%
Unknown	423	44,151	0.08%
Total	529,303	55,186,948	100.00%

Holmes Master Issuer plc 2007-1
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 09 April 2009 to 08 May 2009

All values are in thousands of pounds sterling unless otherwise stated
Original LTV Bands

Range	Number	£000's	%	Average Seasoning
0.00 - 25.00	43,623	1,659,684	3.01%	39.93
25.01 - 50.00	133,828	9,366,583	16.97%	42.80
50.01 - 75.00	202,892	23,657,530	42.87%	38.98
75.01 - 80.00	28,689	4,054,804	7.35%	35.32
80.01 - 85.00	42,515	6,601,125	11.96%	32.44
85.01 - 90.00	52,381	7,676,494	13.91%	35.35
90.01 - 95.00	25,375	2,170,728	3.93%	64.61
Total	529,303	55,186,948	100.00%	39.11

*** The balance is the current outstanding balance on the account including accrued interest. The LTV is that at origination and excludes any capitalised high loan to value fees, valuation fees or booking fees.

Arrears
Band	Number	Principal	Overdue	%
Current	510,289	52,957,636	4,072	96.02%
1.00 - 1.99 months	9,571	1,140,482	7,430	2.07%
2.00 - 2.99 months	3,419	378,313	4,513	0.69%
3.00 - 3.99 months	1,799	193,003	3,116	0.35%
4.00 - 4.99 months	1,038	114,330	2,312	0.21%
5.00 - 5.99 months	631	68,653	1,711	0.12%
6.00 -11.99 months	1,588	177,318	5,981	0.32%
12 months and over	686	82,260	3,852	0.15%
Properties in Possession	282	39,369	2,597	0.07%
Total	529,303	55,151,364	35,584	100.00%

Definition of Arrears
This arrears multiplier is calculated as the arrears amount ( which is the difference between the expected monthly repayments and the amount that has actually been paid, i.e. a total of under and/or over payments ) divided by the monthly amount repayable. It is recalculated every time the arrears amount changes, i.e. on the date when a payment is due.

Holmes Master Issuer plc 2007-1
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 09 April 2009 to 08 May 2009

All values are in thousands of pounds sterling unless otherwise stated
Movement in Shares of Trust
	Funding	Seller
	£000's	£000's
Balance Brought Forward	43,803,526	11,165,022
Replenishment of Assets	0	1,355,475
Acquisition by Funding	0	0
Distribution of Principal Receipts	(887,512)	(250,717)
Allocation of Losses	(1,278)	(325)
Share of Capitalised Interest	2,198	559
Payment Re Capitalised Interest	(2,198)	2,198
Balance Carried Forward	42,914,736	12,272,212

Carried Forward Percentage	77.76247%	22.23753%

Minimum Seller Share	3,353,615	6.08%

Cash Accumulation Ledger
	£000's
Brought Forward	348,330
Additional Amounts Accumulated	888,790
Payment of Notes	(342,000)
Carried Forward	895,120

Target Balance	893,325	payable on 15th July 2009

	893,325

Holmes Master Issuer plc 2007-1
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 09 April 2009 to 08 May 2009

All values are in thousands of pounds sterling unless otherwise stated
Excess Spread *
Quarter to 15/04/09	0.3804%
Quarter to 15/01/09	1.8205%
Quarter to 15/10/08	0.4164%
Quarter to 15/07/08	0.3592%

*In order to more accurately show the credit support available to note holders in Holmes, excess spread is now reported as all excess revenue at and under the payments of start-up loans in the Funding pre-enforcement revenue priority of payments. The previous measure was an amount net of payments that in reality were subordinated to revenue that investors could use if ever required.

Reserve Funds	First Reserve	Second Reserve	Third Reserve	Funding Reserve
Balance as at 15/04/09	£830,000,000.00	£0.00	£0.00	£0.00
Required Amount as at 15/04/09	£830,000,000.00	£0.00	£0.00	£0.00
Percentage of Notes	1.89%	0.00%	0.00%	0.00%
Percentage of Funding Share	1.93%	0.00%	0.00%	0.00%

Notes Outstanding
£000's	Enhancement
AAA Notes Outstanding	40,746,280	8.89%
AA Notes Outstanding	1,296,825	5.93%
A Notes Outstanding	464,856	4.87%
BBB Notes Outstanding	1,111,385	2.33%
BB Notes Outstanding	190,000	1.89%
Total	43,809,346

Holmes Master Issuer plc 2007-1
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 09 April 2009 to 08 May 2009

All values are in thousands of pounds sterling unless otherwise stated

Properties in Possession

Stock
	Current Period
	Number	£000's
Brought Forward	313	44,393
Repossessed in Period	52	17,737
Sold in Period	(83)	(20,164)
Carried Forward	282	41,966

	Cumulative
	Number	£000's
Repossessed to date	2,841	518,229
Sold to date	(2,559)	(476,263)
Carried Forward	282	41,966

Repossession Sales Information
Average time Possession to Sale	109	Days
Average arrears at time of Sale	£7,245

MIG Claim Status **
	Number	£000's
MIG Claims made	199	1,396

**On the 14th October, 2005, Abbey exercised its right to cancel all relevant MIG policies and therefore, none of the mortgage loans in the portfolio are currently covered by a MIG policy.

Trigger Events
There has been no debit to the AAA Principal Deficiency Ledger
The Seller has not suffered an Insolvency Event
The Seller is still the Servicer
The Outstanding Principal balance falls below £52bn for two consecutive distribution dates. *

Contact Details
If you have any queries regarding this report please contact the Securitisation Team via

Telephone : +44 (0)20 7756 6165
Facsimilie : +44 (0)20 7756 5862
Email : MBF@abbey.com
Or, visit our website at www.holmesreporting.com

Holmes Master Issuer plc 2007-1
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 09 April 2009 to 08 May 2009

All values are in thousands of pounds sterling unless otherwise stated
Notes	Deal	Rating (S&P/Moody's/Fitch)	Outstanding	Reference Rate	Margin
Series 4 Class A	Holmes Financing No. 1	AAA/Aaa/AAA	£250,000,000		6.62%
Series 4 Class B	Holmes Financing No. 1	AA/Aa3/AA	£11,000,000	2.26625%	0.62%
Series 4 Class C	Holmes Financing No. 1	BBB/Baa2/BBB	£14,000,000	2.26625%	1.75%
Series 3 Class A1	Holmes Financing No. 9	AAA/Aaa/AAA	€ 740,000,000	2.61200%	0.10%
Series 3 Class A2	Holmes Financing No. 9	AAA/Aaa/AAA	£400,000,000	2.26625%	0.09%
Series 4 Class A	Holmes Financing No. 9	AAA/Aaa/AAA	£600,000,000	2.26625%	0.09%
Series 3 Class A	Holmes Financing No. 10	AAA/Aaa/AAA	€ 500,000,000	2.61200%	0.07%
Series 3 Class B1	Holmes Financing No. 10	AA/Aa3/AA	€ 37,000,000	2.61200%	0.12%
Series 3 Class B2	Holmes Financing No. 10	AA/Aa3/AA	£27,500,000	2.26625%	0.12%
Series 3 Class M1	Holmes Financing No. 10	A/A2/A	€ 34,000,000	2.61200%	0.20%
Series 3 Class M2	Holmes Financing No. 10	A/A2/A	£20,000,000	2.26625%	0.20%
Series 3 Class C1	Holmes Financing No. 10	BBB/Baa2/BBB	€ 52,500,000	2.61200%	0.40%
Series 3 Class C2	Holmes Financing No. 10	BBB/Baa2/BBB	£22,000,000	2.26625%	0.40%
Series 4 Class A1	Holmes Financing No. 10	AAA/Aaa/AAA	$1,440,000,000	1.09438%	0.08%
Series 4 Class A2	Holmes Financing No. 10	AAA/Aaa/AAA	£750,000,000	2.26625%	0.09%
Series 2 Class A	Holmes Master Issuer 2006-1	AAA/Aaa/AAA	$1,500,000,000	1.09438%	0.06%
Series 2 Class B	Holmes Master Issuer 2006-1	AA/Aa3/AA	$35,000,000	1.09438%	0.12%
Series 2 Class M	Holmes Master Issuer 2006-1	A/A2/A	$30,000,000	1.09438%	0.19%
Series 2 Class C	Holmes Master Issuer 2006-1	BBB/Baa2/BBB	$40,000,000	1.09438%	0.39%
Series 3 Class A1	Holmes Master Issuer 2006-1	AAA/Aaa/AAA	$900,000,000	1.09438%	0.08%
Series 3 Class A2	Holmes Master Issuer 2006-1	AAA/Aaa/AAA	€ 670,000,000	2.61200%	0.10%
Series 3 Class A3	Holmes Master Issuer 2006-1	AAA/Aaa/AAA	£700,000,000	2.26625%	0.10%
Series 3 Class B2	Holmes Master Issuer 2006-1	AA/Aa3/AA	€ 37,500,000	2.61200%	0.15%
Series 3 Class B3	Holmes Master Issuer 2006-1	AA/Aa3/AA	£20,000,000	2.26625%	0.15%
Series 3 Class M2	Holmes Master Issuer 2006-1	A/A2/A	€ 35,500,000	2.61200%	0.22%
Series 3 Class M3	Holmes Master Issuer 2006-1	A/A2/A	£12,000,000	2.26625%	0.22%
Series 3 Class C2	Holmes Master Issuer 2006-1	BBB/Baa2/BBB	€ 61,500,000	2.61200%	0.42%
Series 3 Class C3	Holmes Master Issuer 2006-1	BBB/Baa2/BBB	£12,500,000	2.26625%	0.42%
Series 2 Class A	Holmes Master Issuer 2007-1	AAA/Aaa/AAA	$1,500,000,000	1.09438%	0.05%
Series 2 Class B2	Holmes Master Issuer 2007-1	AA/Aa3/AA	€ 26,300,000	2.61200%	0.14%
Series 2 Class M2	Holmes Master Issuer 2007-1	A/A2/A	€ 10,600,000	2.61200%	0.22%
Series 2 Class M3	Holmes Master Issuer 2007-1	A/A2/A	£10,800,000	2.26625%	0.22%
Series 2 Class C1	Holmes Master Issuer 2007-1	BBB/Baa2/BBB	$9,800,000	1.09438%	0.42%
Series 2 Class C2	Holmes Master Issuer 2007-1	BBB/Baa2/BBB	€ 21,900,000	2.61200%	0.42%
Series 2 Class C3	Holmes Master Issuer 2007-1	BBB/Baa2/BBB	£5,000,000	2.26625%	0.42%
Series 3 Class A1	Holmes Master Issuer 2007-1	AAA/Aaa/AAA	$1,600,000,000	1.09438%	0.08%
Series 3 Class A2	Holmes Master Issuer 2007-1	AAA/Aaa/AAA	€ 1,500,000,000	2.61200%	0.10%
Series 3 Class A3	Holmes Master Issuer 2007-1	AAA/Aaa/AAA	£800,000,000	2.26625%	0.10%
Series 3 Class B2	Holmes Master Issuer 2007-1	AA/Aa3/AA	€ 46,700,000	2.61200%	0.14%
Series 3 Class B3	Holmes Master Issuer 2007-1	AA/Aa3/AA	£48,000,000	2.26625%	0.14%
Series 3 Class M2	Holmes Master Issuer 2007-1	A/A2/A	€ 28,000,000	2.61200%	0.22%
Series 3 Class M3	Holmes Master Issuer 2007-1	A/A2/A	£28,800,000	2.26625%	0.22%
Series 3 Class C2	Holmes Master Issuer 2007-1	BBB/Baa2/BBB	€ 86,900,000	2.61200%	0.42%
Series 3 Class C3	Holmes Master Issuer 2007-1	BBB/Baa2/BBB	£25,500,000	2.26625%	0.42%
Series 4 Class A	Holmes Master Issuer 2007-1	AAA/Aaa/AAA	$1,000,000,000	1.09438%	0.10%
Series 2 Class A	Holmes Master Issuer 2007-2	AAA/Aaa/AAA	CAD 600,000,000	0.64429%	0.08%
Series 2 Class A1	Holmes Master Issuer 2007-2	AAA/Aaa/AAA	$2,750,000,000	1.09438%	0.05%

Holmes Master Issuer plc 2007-1
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 09 April 2009 to 08 May 2009

All values are in thousands of pounds sterling unless otherwise stated
Series 2 Class B1	Holmes Master Issuer 2007-2	AA/Aa3/AA	$25,000,000	1.09438%	0.12%
Series 2 Class B2	Holmes Master Issuer 2007-2	AA/Aa3/AA	€ 95,000,000	2.61200%	0.13%
Series 2 Class B3	Holmes Master Issuer 2007-2	AA/Aa3/AA	£50,000,000	2.26625%	0.14%
Series 2 Class C1	Holmes Master Issuer 2007-2	BBB/Baa2/BBB	$34,000,000	1.09438%	0.41%
Series 2 Class C2	Holmes Master Issuer 2007-2	BBB/Baa2/BBB	€ 106,000,000	2.61200%	0.41%
Series 2 Class C3	Holmes Master Issuer 2007-2	BBB/Baa2/BBB	£45,000,000	2.26625%	0.43%
Series 2 Class M1	Holmes Master Issuer 2007-2	A/A2/A	$10,000,000	1.09438%	0.22%
Series 2 Class M2	Holmes Master Issuer 2007-2	A/A2/A	€ 20,000,000	2.61200%	0.22%
Series 2 Class M3	Holmes Master Issuer 2007-2	A/A2/A	£38,000,000	2.26625%	0.24%
Series 3 Class A1	Holmes Master Issuer 2007-2	AAA/Aaa/AAA	$1,250,000,000	1.09438%	0.08%
Series 3 Class A2	Holmes Master Issuer 2007-2	AAA/Aaa/AAA	€ 1,300,000,000	2.61200%	0.09%
Series 3 Class A3	Holmes Master Issuer 2007-2	AAA/Aaa/AAA	£450,000,000	2.26625%	0.09%
Series 4 Class A1	Holmes Master Issuer 2007-2	AAA/Aaa/AAA	$750,000,000	1.09438%	0.10%
Series 1 Class A1	Holmes Master Issuer 2007-3	AAA/Aaa/AAA	€ 3,854,466,000	5.38800%	0.10%
Series 1 Class A2	Holmes Master Issuer 2007-3	AAA/Aaa/AAA	€ 3,114,720,000	5.42500%	0.11%
Series 1 Class A3	Holmes Master Issuer 2007-3	AAA/Aaa/AAA	€ 2,491,776,000	2.73800%	0.12%
Series 1 Class B	Holmes Master Issuer 2007-3	AA/Aa3/AA	£124,000,000	2.26625%	1.00%
Series 1 Class M	Holmes Master Issuer 2007-3	A/A2/A	£127,000,000	2.26625%	1.60%
Series 1 Class C	Holmes Master Issuer 2007-3	BBB/Baa2/BBB	£250,000,000	2.26625%	2.25%
Series 1 Class A1	Holmes Master Issuer 2008-1	AAA/Aaa/AAA	€ 2,257,200,000	2.73800%	0.12%
Series 1 Class A2	Holmes Master Issuer 2008-1	AAA/Aaa/AAA	€ 4,514,400,000	4.75000%	0.12%
Series 1 Class A3	Holmes Master Issuer 2008-1	AAA/Aaa/AAA	€ 1,003,200,000	5.38800%	0.12%
Series 1 Class A4	Holmes Master Issuer 2008-1	AAA/Aaa/AAA	€ 1,630,200,000	5.42500%	0.12%
Series 1 Class B	Holmes Master Issuer 2008-1	AA/Aa3/AA	£370,000,000	2.26625%	1.00%
Series 1 Class M	Holmes Master Issuer 2008-1	A/A2/A	£120,000,000	2.26625%	1.60%
Series 1 Class C	Holmes Master Issuer 2008-1	BBB/Baa2/BBB	£250,000,000	2.26625%	2.25%
Series 1 Class A1	Holmes Master Issuer 2008-2	AAA/Aaa/AAA	£2,000,000,000	3.03139%	0.09%
Series 1 Class A2	Holmes Master Issuer 2008-2	AAA/Aaa/AAA	£7,000,000,000	3.03139%	0.10%
Series 1 Class A3	Holmes Master Issuer 2008-2	AAA/Aaa/AAA	$5,425,000,000	1.66715%	0.52%
Series 1 Class B	Holmes Master Issuer 2008-2	AA/Aa3/AA	£450,000,000	3.03139%	0.40%
Series 1 Class C	Holmes Master Issuer 2008-2	BBB/Baa2/BBB	£220,000,000	3.03139%	0.70%
Series 1 Class D	Holmes Master Issuer 2008-2	BB/Ba2/BB	£190,000,000	3.03139%	0.90%

Holmes Master Issuer plc 2007-1
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 09 April 2009 to 08 May 2009

All values are in thousands of pounds sterling unless otherwise stated

Retired Class A Notes

Date Retired	Holmes 1	Holmes 8	Holmes 9	Holmes 10	Holmes 2006-1	Holmes 2007-1	Holmes 2007-2	Holmes 2007-3	Holmes 2008-1	Holmes 2008-2
02Q3	-	-	-	-	-	-	-	-	-	-
02Q4	-	-	-	-	-	-	-	-	-	-
03Q1	-	-	-	-	-	-	-	-	-	-
03Q2	-	-	-	-	-	-	-	-	-	-
03Q3	600	-	-	-	-	-	-	-	-	-
03Q4	-	-	-	-	-	-	-	-	-	-
04Q1	-	-	-	-	-	-	-	-	-	-
04Q2	-	-	-	-	-	-	-	-	-	-
04Q3	-	-	-	-	-	-	-	-	-	-
04Q4	-	-	-	-	-	-	-	-	-	-
05Q1	-	-	-	-	-	-	-	-	-	-
05Q2	-	1,001	-	-	-	-	-	-	-	-
05Q3	650	-	-	-	-	-	-	-	-	-
05Q4	-	-	-	-	-	-	-	-	-	-
06Q1	-	-	-	-	-	-	-	-	-	-
06Q2	-	-	-	-	-	-	-	-	-	-
06Q3	-	-	-	-	-	-	-	-	-	-
06Q4	-	-	1,018	-	-	-	-	-	-	-
07Q1	-	812	-	-	-	-	-	-	-	-
07Q2	-	-	-	-	-	-	-	-	-	-
07Q3	575	-	-	679	-	-	-	-	-	-
07Q4	-	-	-	-	-	-	-	-	-	-
08Q1	-	-	-	-	-	771	-	-	-	-
08Q2	-	221	-	388	-	600	715	-	-	-
08Q3	-	221	-	388	-	-	715	-	-	-
08Q4	-	221	1,272	-	-	-	-	-	-	-
09Q1	-	1,171	-	-	-	-	-	-	-	-
09Q2	-	-	-	342	-	-	-	-	-	-

Holmes Master Issuer plc 2007-1
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 09 April 2009 to 08 May 2009

All values are in thousands of pounds sterling unless otherwise stated
Outstanding Class A Notes

Expected Redemption	Holmes 1	Holmes 8	Holmes 9	Holmes 10	Holmes 2006-1	Holmes 2007-1	Holmes 2007-2	Holmes 2007-3	Holmes 2008-1	Holmes 2008-2
09Q2	-	-	-		-	-	-	-	-	-
09Q3	-	-	-	342	397	-	-	-	-	-
09Q4	-	-	-	-	397	-	-	-	-	-
10Q1	-	-	453	-	-	386	-	-	-	600
10Q2	-	-	453	-	-	386	1,664	-	-	500
10Q3	250	-	600	-	-	-	-	-	-	900
10Q4	-	-	-	1,526	1,632	-	-	-	-	-
11Q1	-	-	-	-	-	-	-	-	-	1,500
11Q2	-	-	-	-	-	2,649	654	-	-	-
11Q3	-	-	-	-	-	-	654	-	-	1,000
11Q4	-	-	-	-	-	-	654	-	-	900
12Q1	-	-	-	-	-	-	-	918	-	600
12Q2	-	-	-	-	-	-	-	918	-	600
12Q3	-	-	-	-	-	-	377	918	-	600
12Q4	-	-	-	-	-	515	-	-	-	600
13Q1	-	-	-	-	-	-	-	742	-	600
13Q2	-	-	-	-	-	-	-	742	-	600
13Q3	-	-	-	-	-	-	-	742	-	700
13Q4	-	-	-	-	-	-	-	-	-	1,300
14Q1	-	-	-	-	-	-	-	593	-	600
14Q2	-	-	-	-	-	-	-	593	-	600
14Q3	-	-	-	-	-	-	-	593	-	300
14Q4	-	-	-	-	-	-	-	-	7,500	-
15Q1	-	-	-	-	-	-	-	-	-	-

Holmes Master Issuer plc 2007-1
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 09 April 2009 to 08 May 2009

All values are in thousands of pounds sterling unless otherwise stated